Revenue - Other Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue.
Revenue from royalty, streams and working interests	$ 257.6	$ 329.9	$ 513.2	$ 606.2
Interest revenue (Note 6a and b)	2.2		3.1
Other interest income (Note 6c)	0.3		0.6
Total revenue	$ 260.1	$ 329.9	$ 516.9	$ 606.2